Employee Compensation Plans (Details 4) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Employee compensation plans
Stock-based compensation expense	$ 2,079,351	$ 85,607	$ 99,853	$ 280,210
Performance based RSUs | 2013 Plan
Employee compensation plans
RSUs awarded (in shares)			391,304
Grant date fair value (in dollars per share)			$ 3.68
Stock-based compensation expense					$ 1,440,000